Disclosures About Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($)
$ in Thousands
		Dec. 31, 2023	Dec. 31, 2022
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		$ 0	$ 0
Collateral dependent loans	[1]	4,838	638
Total assets		4,838	638
Estimate of Fair Value Measurement [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		0	0
Collateral dependent loans	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		0	0
Collateral dependent loans	[1]	0	0
Total assets		0	0
Estimate of Fair Value Measurement [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other real estate owned		0	0
Collateral dependent loans	[1]	4,838	638
Total assets		$ 4,838	$ 638

[1]	As of December 31, 2023 and December 31, 2022 no reserve was recorded on collateral dependent loans.